MERIDIAN FUND, INC.
                  Registration Nos. 2-90949; 811-4014

                        CERTIFICATE PURSUANT TO
                         17 C.F.R.  230.497(j)


     The undersigned hereby certifies on behalf of Meridian Fund, Inc. (the "Company") that the form of Prospectus and Statement of
Additional Information for the Meridian Equity Income Fund, Meridian Growth Fund and Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on October 26, 2005.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of November, 2005.


Witness:                             MERIDIAN FUND, INC.

By: /s/ Robert Ficarro               By: /s/ Gregg Keeling
Name:   Robert Ficarro               Name:   Gregg Keeling
Title:  Assistant Secretary          Title:  Secretary



[PAGE BREAK]



                   [MERIDIAN FUND, INC. LETTERHEAD]
                          November 1, 2005

                                            Writer's Direct Dial Number
                                            415) 461-8770


Via EDGAR

Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

     Re:  Meridian Fund, Inc.
          SEC File Nos. 2-90949; 811-4014
          -------------------------------


Ladies and Gentlemen:

     In connection with the registration of Meridian Fund, Inc. under the Investment Company Act of 1940, as amended, and the issuance of securities by it under the Securities
Act of 1933, as amended, and pursuant to Rule 17 C.F.R.
230.497(j), we are transmitting herewith for filing a certificate regarding the Meridian Equity Income Fund,
Meridian Growth Fund and the Meridian Value Fund. The certificate is being filed in lieu of filing a definitive
Prospectus and Statement of Additional Information pursuant to Rule 17 C.F.R. 230.497(j).

     If you have any questions, please contact the undersigned at the number set forth above.

				Sincerely,

				/s/ Gregg Keeling
				Gregg Keeling

Enclosures

cc:  Steven G. Cravath